Hedging Financial Instruments - Summary of Information Relating to Hedges for Foreign Currency Risk (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Change in Value Used for Calculating Hedged Ineffectiveness	$ 0.0	$ 0.0	$ (41.4)	$ 24.1
Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Change in Value Used for Calculating Hedged Ineffectiveness			(41.4)	24.1
Cash flow hedges [member] | Forecast Transaction Capital Expenditures [member]
Disclosure of detailed information about financial instruments [line items]
Change in Value Used for Calculating Hedged Ineffectiveness			41.4	$ (24.1)
Cash flow hedges [member] | Forecast Transaction Relates To Issuance of Debts [Member]
Disclosure of detailed information about financial instruments [line items]
Change in Value Used for Calculating Hedged Ineffectiveness	(1,379.1)		$ (132.5)
Cash flow hedges [member] | Forward interest rate contracts [member]
Disclosure of detailed information about financial instruments [line items]
Maturity			January 2022
Cash flow hedges [member] | Forward interest rate contracts [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount					$ 328.0
Balance in Other Equity (Continuing Hedges)			$ 128.2
Cash flow hedges [member] | Forward interest rate contracts [member] | Forecast Transaction Relates To Issuance of Debts [Member]
Disclosure of detailed information about financial instruments [line items]
Change in Value Used for Calculating Hedged Ineffectiveness	$ 1,379.1		$ 132.5